Employee Benefit Plans - Schedule of Accumulated and Other Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Prior service costs	$ 0	$ 0
Net accumulated actuarial net loss	6,256	3,710
Accumulated other comprehensive loss	6,256	3,710
Net periodic benefit cost in excess of cumulative employer contributions	(4,455)	(4,955)
Net asset (liability) at end of year	1,801	(1,245)
Net actuarial gain (loss) arising during period	2,547	5,653
Prior service cost amortization	0	0
Amortization of net actuarial loss	0	367
Total recognized in other comprehensive income (loss)	2,547	6,020
Total recognized in net periodic pension cost and other comprehensive (loss) income	$ (2,046)	$ (4,628)